UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC  20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 1999

Institutional Investment Manager Filing this Report:
Name:    General American Investors Company, Inc.
Address: 450 Lexington Avenue, Suite 3300
         New York, NY  10017

13F File Number: 28-461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report:
Name:  Eugene L. DeStaebler, Jr.
Title: Vice-President, Administration
Phone: 212-916-8400
Signature, Place and Date of Signing:
     Eugene L. DeStaebler, Jr.     New York, NY      November 12, 1999

Report Type  (Check only one.):

[x]       13F HOLDINGS REPORT
[ ]       13F NOTICE
[ ]       13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
    NONE

I am signing this report as required by the Securities Exchange Act of 1934.
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                     FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 64
Form 13F Information Table Value Total: $787,019,011

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

      NAME OF ISSUER         TITLE    CUSIP          FAIR      SHARES OR          INVEST. DISC.    OTHER      VOTING AUTHORITY
                              OF      NUMBER        MARKET     PRINCIPAL  SH/               SHARED  MGRS.
                             CLASS                   VALUE      AMOUNT    PRN    SOLE SHARED OTHER        SOLE     SHARED   NONE
                                                                                 (A)   (B)   (C)          (A)       (B)      (C)
 ----------------------------------------------------------------------------------------------------------------------------------
 Adams Express Company      COMMON 006212104       1,296,169      45,281  SH      X                        45,281
 American International Gro COMMON 026874107      13,583,984     156,250  SH      X                       156,250
 Alkermes, Inc.             COMMON 01642T108       1,440,625      50,000  SH      X                        50,000
 Annuity and Life Re (Holdi COMMON G03910109      12,437,500     500,000  SH      X                       500,000
 AmerUs Life Holdings, Inc. COMMON 030732101       9,534,375     450,000  SH      X                       450,000
 AMR Corporation            COMMON 001765106      12,875,000     250,000  SH      X                       250,000
 Buffets, Inc.              COMMON 119882108      13,078,125   1,125,000  SH      X                     1,125,000
 BioReliance Corporation    COMMON 090951104       1,981,250     317,000  SH      X                       317,000
 Berkshire Hathaway Inc.    COMMON 084670108      17,600,000         320  SH      X                           320
 CCB Financial Corp.        COMMON 124875105       8,325,000     200,000  SH      X                       200,000
 Central Securities Corpora COMMON 155123102         861,000      33,600  SH      X                        33,600
 Consolidated Stores Corpor COMMON 210149100       8,273,438     375,000  SH      X                       375,000
 Centocor, Inc.             COMMON 152342101      11,712,500     200,000  SH      X                       200,000
 Cox Communications, Inc. - COMMON 224044107      26,894,515     644,180  SH      X                       644,180
 Cisco Systems, Inc.        COMMON 17275R102      29,824,688     435,000  SH      X                       435,000
 C-Cube Microsystems Inc.   COMMON 125015107       6,525,000     150,000  SH      X                       150,000
 Covance Inc.               COMMON 222816100       1,714,688     177,000  SH      X                       177,000
 DuPont Photomasks, Inc.    COMMON 26613X101       5,527,500     120,000  SH      X                       120,000
 Ethan Allen Interiors, Inc COMMON 297602104       1,590,625      50,000  SH      X                        50,000
 Ford Motor Company         COMMON 345370100      30,150,000     600,000  SH      X                       600,000
 First Midwest Bancorp, Inc COMMON 320867104      10,501,563     275,000  SH      X                       275,000
 Golden West Financial      COMMON 381317106      15,730,000     160,000  SH      X                       160,000
 GelTex Pharmaceuticals, In COMMON 368538104       5,951,875     535,000  SH      X                       535,000
 Huntington Bancshares      COMMON 446150104       5,113,281     192,500  SH      X                       192,500
 The Home Depot, Inc.       COMMON 437076102     115,290,000   1,680,000  SH      X                     1,680,000
 Huntingdon Life Sciences   COMMON 445891203         655,625     524,500  SH      X                       524,500
 IDEC Pharmaceuticals Corpo COMMON 449370105      31,735,547     337,500  SH      X                       337,500
 Interim Services Inc.      COMMON 45868P100       6,550,000     400,000  SH      X                       400,000
 Kennametal Inc.            COMMON 489170100       4,916,250     190,000  SH      X                       190,000
 Lam Research Corporation   COMMON 512807108      32,635,000     535,000  SH      X                       535,000
 Magainin Pharmaceuticals I COMMON 559036108         286,875     270,000  SH      X                       270,000
 Manugistics Group, Inc.    COMMON 565011103       2,362,500     225,000  SH      X                       225,000
 MetaCreations Corporation  COMMON 591016100       1,621,875     300,000  SH      X                       300,000
 Medtronic, Inc.            COMMON 585055106      10,668,750     300,000  SH      X                       300,000
 MedImmune, Inc.            COMMON 584699102      20,303,865     203,739  SH      X                       203,739
 Philip Morris Companies In COMMON 718154107       8,546,875     250,000  SH      X                       250,000
 Molex Incorporated Class A COMMON 608554200      18,210,938     562,500  SH      X                       562,500
 M&T Bank Corporation       COMMON 55261F104      20,655,000      45,000  SH      X                        45,000
 Annaly Mortgage Management COMMON 035710409       5,121,875     550,000  SH      X                       550,000
 NTL Incorporated           COMMON 629407107      20,179,687     210,000  SH      X                       210,000
 Ortel Corporation          COMMON 68749W102       1,317,500      85,000  SH      X                        85,000
 PairGain Technologies, Inc COMMON 695934109         637,500      50,000  SH      X                        50,000
 pcOrder.com, Inc.          COMMON 70453H107       1,580,625      45,000  SH      X                        45,000
 PepsiCo, Inc.              COMMON 713448108       6,100,000     200,000  SH      X                       200,000
 Pfizer Inc.                COMMON 717081103      31,749,375     885,000  SH      X                       885,000
 PRI Automation, Inc.       COMMON 69357H106       8,850,625     245,000  SH      X                       245,000
 Ryder System, Inc.         COMMON 783549108       6,326,438     310,500  SH      X                       310,500
 Everest Reinsurance Holdin COMMON 299808105      17,264,063     725,000  SH      X                       725,000
 Repsol, S.A. - ADR         COMMON 76026T205      13,956,250     700,000  SH      X                       700,000
 ReliaStar Financial Corp.  COMMON 75952U103       9,975,000     300,000  SH      X                       300,000
 Reuters Group plc-ADR      COMMON 76132M102       6,474,250      94,000  SH      X                        94,000
 Royce Value Trust          COMMON 780910105         705,133      56,980  SH      X                        56,980
 Seagate Technology, Inc.   COMMON 811804103      13,168,750     430,000  SH      X                       430,000
 Saks Incorporated          COMMON 79377W108       7,593,750     500,000  SH      X                       500,000
 Sun Trust Banks, Inc.      COMMON 867914103      15,780,000     240,000  SH      X                       240,000
 The ServiceMaster Company  COMMON 81760N109      12,633,156     786,500  SH      X                       786,500
 The TJX Companies, Inc.    COMMON 872540109       8,418,750     300,000  SH      X                       300,000
 TriQuint Semiconductor, In COMMON 89674K103       7,034,063     123,000  SH      X                       123,000
 Transatlantic Holdings, In COMMON 893521104      14,050,000     200,000  SH      X                       200,000
 Tri-Continental Corporatio COMMON 895436103       1,400,432      47,878  SH      X                        47,878
 Wind River Systems, Inc.   COMMON 973149107       2,850,000     150,000  SH      X                       150,000
 Waste Management, Inc.     COMMON 94106L109       7,950,250     413,000  SH      X                       413,000
 Wal-Mart Stores, Inc.      COMMON 931142103      32,104,688     675,000  SH      X                       675,000
 XL Capital Ltd.            COMMON G98255105       6,835,050     151,890  SH      X                       151,890
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